Investments in and Advances to Affiliates and Notes Receivable from Affiliate	12 Months Ended
Dec. 31, 2012
Investments in and Advances to Affiliates and Notes Receivable from Affiliate
Investments in and Advances to Affiliates and Notes Receivable from Affiliate

Note 4

Investments in and Advances to Affiliates and Notes Receivable from Affiliate

Seaboard’s investments in and advances to non-controlled, non-consolidated affiliates are primarily related to Butterball, as discussed below, and Commodity Trading and Milling segment businesses conducting flour, maize and feed milling, baking operations and poultry production and processing. As of December 31, 2012, the location and percentage ownership of these affiliates excluding Butterball are as follows:  Democratic Republic of Congo (50%), Lesotho (50%), Kenya (35%-49%), Nigeria (25%-48%), and Zambia (49%) in Africa; Colombia (40%) and Ecuador (25%-50%) in South America, and Haiti (23%) in the Caribbean. Also, Seaboard has investments in grain trading businesses in Australia (25%) and Peru (50%). Seaboard generally is the primary provider of choice for grains, feed and supplies purchased by these non-controlled affiliates. As Seaboard conducts its commodity trading business with third parties, consolidated subsidiaries and affiliates on an interrelated basis, cost of sales on affiliates cannot be clearly distinguished without making numerous assumptions, primarily with respect to mark-to-market accounting for commodity derivatives. In addition, Seaboard has investments in and advances to two sugar-related businesses in Argentina (46%-50%).  The equity method is used to account for all of the above investments.

On December 6, 2010, Seaboard Corporation acquired a 50% non-controlling voting interest in Butterball from Maxwell Farms, LLC, Goldsboro Milling Company and GM Acquisition LLC (collectively, the Maxwell Group) for a cash purchase price of $177,500,000.  Butterball is a vertically integrated producer, processor and marketer of branded and non-branded turkeys and other turkey products. Seaboard purchased its interest in Butterball from the Maxwell Group after the Maxwell Group had reacquired a 49% interest held by Murphy-Brown, LLC (Murphy-Brown), a subsidiary of Smithfield Foods, Inc.  The other 50% ownership interest in Butterball continues to be owned by the Maxwell Group.  In connection with the purchase, Butterball also acquired the live turkey growing and related assets of the Maxwell Group and of Murphy-Brown. As of December 31, 2012, Butterball had intangible assets of $111,000,000 for trade name and $60,265,000 for goodwill.  The equity method is used to account for this investment.

In connection with this transaction, Seaboard provided Butterball with a $100,000,000 unsecured subordinated loan (the subordinated loan) with a seven-year maturity and interest of 15% per annum, comprised of 5% payable in cash semi-annually, plus 10% pay-in-kind interest, compounded semi-annually which accumulates and is paid at maturity.  In connection with providing the subordinated loan, Seaboard received detachable warrants, which upon exercise for a nominal price, would enable Seaboard to acquire an additional 5% equity interest in Butterball. Seaboard can exercise these warrants at any time before December 6, 2020. Butterball has the right to repurchase the warrants for fair market value. The warrant agreement essentially provides Seaboard with a 52.5% economic interest, as these warrants are in substance an additional equity interest. Therefore, Seaboard recorded 52.5% of Butterball’s earnings as Income from Affiliates in the Consolidated Statements of Comprehensive Income. However, all significant corporate governance matters would continue to be shared equally between Seaboard and Maxwell even if the warrants are exercised, unless Seaboard already owns a majority of the voting rights at the time of exercise. The warrants qualify for equity treatment under accounting standards. Accordingly, as of December 6, 2010, the warrants were allocated a value of $10,586,000, classified as Investments in and Advances to Affiliates on the Consolidated Balance Sheets, and the subordinated loan was allocated a discounted value of $89,414,000, classified as Notes Receivable from Affiliate on the Consolidated Balance Sheets, of the total $100,000,000 subordinated financing discussed above.  The discount on the subordinated loan is being accreted monthly in Interest Income From Affiliate through the maturity date of December 6, 2017.  Also as part of issuing the subordinated loan, Seaboard received a $2,000,000 cash fee from Butterball as consideration for providing this financing that is being amortized over the term of the subordinated loan.  At December 31, 2012 and 2011, the recorded balance of this Note Receivable from Affiliate was $112,629,000 and $100,693,000, respectively.

In addition, in connection with this transaction Seaboard arranged financing to refinance the existing Butterball debt with third party lenders. For these services, in December 2010, Seaboard received a cash syndication fee from Butterball of $4,525,000, net of arrangement fees paid to several banks who assisted with the third party financing. Since Seaboard has a 52.5% economic interest in Butterball, Seaboard only recognized 47.5% of this net syndication fee in December 2010 in Other Investment Income in the Consolidated Statements of Comprehensive Income. The remaining net syndication fee is being amortized over the five year term of the related Butterball debt through December 2015.

On December 31, 2012, Seaboard provided a loan of $81,231,000 to Butterball and is included in Notes Receivable from Affiliate.  This loan was made to fund Butterball’s purchase of assets from Gusto Packing Company, Inc., a pork and turkey further processor located in Montgomery, Illinois.  The interest rate on this loan is prime rate plus 2%.  Although this loan currently cannot be paid off without the consent of Butterball’s third party lenders, it is anticipated this loan could be repaid during 2013 as Butterball currently plans to renegotiate its third party financing in 2013.

During the third quarter of 2011, Seaboard provided a term loan of $13,037,000 to Butterball to pay off capital leases for certain fixed assets which originally were financed with third parties.  The effective interest rate on this term loan is approximately 12%.  Although the term loan expires on January 31, 2018, Seaboard anticipates that Butterball will pay off the term loan prior to such expiration date as Butterball is expected to sell all of the related assets and is required to remit the proceeds from such sale to Seaboard to repay the loan. As of December 31, 2012 and 2011, the balance of the term loan included in Notes Receivable from Affiliate was $9,071,000 and $10,210,000, respectively.  Also, during the third quarter of 2011, Seaboard made an additional capital contribution of $5,598,000 in Butterball to assist Butterball in its acquisition of certain live growing facilities.  Maxwell Farms, LLC, made an equal capital contribution.

In October 2010, Seaboard acquired for $5,000,000 a 25% non-controlling interest in a commodity trading business in Australia. Also in October 2010, Seaboard combined its existing investment in poultry operations in Africa with another existing African based poultry business. Seaboard invested an additional $10,500,000 in this newly-combined poultry business, for a total investment of $16,988,000, which represents a 50% non-controlling interest. This newly-combined business has operations primarily in Kenya and Zambia, and began operating in the Democratic Republic of Congo in the first quarter of 2012.  In the second quarter of 2011, Seaboard’s interest in this business was reduced from 50% to 49%.

In 2010, Seaboard finalized an agreement to invest in a bakery to be built in the Democratic Republic of Congo for a 50% non-controlling interest in this business.  During 2012, 2011 and 2010, Seaboard invested $24,814,000, $11,397,000 and $10,080,000, respectively, in equity and long-term advances for a total of $46,291,000 as of December 31, 2012 in this project. The bakery began operations in the fourth quarter of 2012.  Including this investment, as of December 31, 2012 Seaboard had a total of $82,257,000 of investments in and advances to various equity interests in the Democratic Republic of Congo, which represents the single largest foreign country risk exposure for Seaboard’s equity method investments.

In March 2010, Seaboard acquired a 50% non-controlling interest in an international specialty grain trading business, PSI, located in North Carolina for approximately $7,650,000. There was an initial payment of $6,000,000 made in March 2010, an additional payment of $990,000 in the fourth quarter of 2010, with the remaining $660,000 paid in the first half of 2011 upon verification of the balance sheet as of the date of closing and collection of certain receivables outstanding.  In the fourth quarter of 2011, Seaboard provided a $35,000,000 line of credit to PSI to pay off a credit facility with third party banks used for working capital needs.  As of December 31, 2011, Seaboard had a due from affiliates receivable balance of $30,096,000 for amounts advanced under this line of credit.  Effective January 1, 2012, Seaboard began consolidation accounting and discontinued the equity method of accounting for this investment in PSI with Seaboard’s ownership interest increasing from 50% to 70%.  On December 31, 2012, Seaboard further increased its ownership from 70% to 85%.  Total cash paid for these two transactions in 2012, net of cash acquired was $3,186,000 and $3,045,000, respectively.  Pro forma results of operations are not presented, as the effects of consolidation are not material to Seaboard’s results of operations.

Combined condensed financial information of the non-controlled, non-consolidated affiliates for their fiscal periods ended within each of Seaboard’s years ended were as follows (the 2010 net sales and 2010 net income for the Turkey segment below represent the period from December 6, 2010 to December 31, 2010):

Commodity Trading and Milling Segment		December 31,
(Thousands of dollars)	2012	2011	2010
Net sales	$1,510,101	1,750,714	1,117,440
Net income	$24,686	33,058	47,594
Total assets	$862,992	864,802	581,755
Total liabilities	$469,265	480,328	250,076
Total equity	$393,727	384,474	331,679

Sugar Segment		December 31,
(Thousands of dollars)	2012	2011	2010
Net sales	$12,107	12,880	20,132
Net income	$194	950	2,064
Total assets	$8,865	10,743	10,248
Total liabilities	$2,839	3,851	3,791
Total equity	$6,026	6,892	6,457

Turkey Segment		December 31,
(Thousands of dollars)	2012	2011	2010
Net sales	$1,437,376	1,375,751	83,409
Net income (loss)	$38,384	24,250	(1,901)
Total assets	$871,945	819,618	725,464
Total liabilities	$443,291	428,361	360,673
Total equity	$428,654	391,257	364,791

At December 31, 2012, Seaboard’s carrying value of certain of these investments in affiliates in the Commodity Trading and Milling segment was $8,995,000 more than its share of the affiliate’s book value. The excess is attributable primarily to the valuation of property, plant and equipment and intangible assets. The amortizable assets are being amortized to earnings from affiliates over the remaining life of the assets.